Financial Risk Factors and Risk Management - Designated Hedged Items in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK FACTORS
Carrying amount	€ 11,331	€ 6,264
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in EUR
FINANCIAL RISK FACTORS
Notional amount	750
Carrying amount	749
Accumulated fair value adjustments in Other financial liabilities	10
Change in value used for calculating hedge ineffectiveness	10
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains / losses	0
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in USD
FINANCIAL RISK FACTORS
Notional amount	535
Carrying amount	534
Accumulated fair value adjustments in Other financial liabilities	(32)
Change in value used for calculating hedge ineffectiveness	1
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains / losses	€ (33)